Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
August 3, 2026
VIA EDGAR
Mr. Mark Cowan
U.S. Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, N.E.
Washington, D.C. 20549
RE:
Columbia ETF Trust I (the Registrant)
Columbia AAA CLO ETF
Columbia Core Bond ETF
Columbia Core Plus Bond ETF
Columbia Corporate Bond ETF
Columbia Large Cap Growth ETF
Columbia Research Enhanced International Equity ETF
Columbia Research Enhanced Mid Cap ETF
Columbia Research Enhanced Small Cap ETF
Columbia Short Duration High Yield ETF
Columbia U.S. High Yield ETF
Post-Effective Amendment No. 54
File No. 333-209996 /811-22736
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 54 (Amendment). This Amendment was filed electronically on July 24, 2026.
If you have any questions, please contact either me at (212) 850-1703 or Heidi Brommer at (612) 671-2403.
Sincerely,
Joseph D'Alessandro Vice President and Assistant Secretary Columbia ETF Trust I